Retirement Plans (Schedule of Target and Actual Allocation of Plan Assets) (Details)	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	100.00%
Actual plan asset allocations	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	26.00%
Actual plan asset allocations	32.00%	28.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	41.00%
Actual plan asset allocations	39.00%	40.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	33.00%
Actual plan asset allocations	29.00%	32.00%